SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)		Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued audit fee		$ 70,000	$ 546,000	$ 858,000
Amount due to RAL*	[1]			439,515
Accrued professional service fees		16,250	126,750	1,869,230
Other accrued expenses		44,525	347,297	346,219
Total:		$ 130,775	$ 1,020,047	$ 3,512,964

[1]	Roma Appraisals Limited (“RAL”) ceased to be a related party of the Company after the reorganization in July 2022.